UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06687

The Gabelli Money Market Funds

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli U.S. Treasury Money Market Fund

Class C - GBCXX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli U.S. Treasury Money Market Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund's investment objective is to provide high current income consistent with the preservation of capital and liquidity. The Fund aims to achieve its investment objective by investing exclusively in 100% U.S. Treasury securities. The Fund dividends earned from net investment income is exempt from state and local taxes (SALT FREE) because they are derived exclusively from U.S. Treasury obligations. You may find additional information about the Fund at https://gabelli.com/ticker/GBCXX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli U.S. Treasury Money Market Fund - Class C	$4	0.08%

Fund Statistics

Table Summary
Total Net Assets	$5,787,162,899
# of Portfolio Holdings	37
Management Fees	$2,232,734

What did the Fund invest in?

Summary of Portfolio Holdings (% of net assets)

Table Summary
U.S. Treasury Bills	101.8%
U.S. Treasury Notes	0.9%
Other Assets and Liabilities (Net)	(2.7)%
Net Assets	100.0%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GBCXX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

The Gabelli U.S. Treasury Money Market Fund

- Class C

Semi-Annual Shareholder Report - March 31, 2026

GBCXX-26-SATSR

The Gabelli U.S. Treasury Money Market Fund

Class I - GABXX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli U.S. Treasury Money Market Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund's investment objective is to provide high current income consistent with the preservation of capital and liquidity. The Fund aims to achieve its investment objective by investing exclusively in 100% U.S. Treasury securities. The Fund dividends earned from net investment income is exempt from state and local taxes (SALT FREE) because they are derived exclusively from U.S. Treasury obligations. You may find additional information about the Fund at https://gabelli.com/ticker/GABXX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli U.S. Treasury Money Market Fund - Class I	$4	0.08%

Fund Statistics

Table Summary
Total Net Assets	$5,787,162,899
# of Portfolio Holdings	37
Management Fees	$2,232,734

What did the Fund invest in?

Summary of Portfolio Holdings (% of net assets)

Table Summary
U.S. Treasury Bills	101.8%
U.S. Treasury Notes	0.9%
Other Assets and Liabilities (Net)	(2.7)%
Net Assets	100.0%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GABXX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

The Gabelli U.S. Treasury Money Market Fund

- Class I

Semi-Annual Shareholder Report - March 31, 2026

GABXX-26-SATSR

The Gabelli U.S. Treasury Money Market Fund

Class A - GBAXX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli U.S. Treasury Money Market Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund's investment objective is to provide high current income consistent with the preservation of capital and liquidity. The Fund aims to achieve its investment objective by investing exclusively in 100% U.S. Treasury securities. The Fund dividends earned from net investment income is exempt from state and local taxes (SALT FREE) because they are derived exclusively from U.S. Treasury obligations. You may find additional information about the Fund at https://gabelli.com/ticker/GBAXX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli U.S. Treasury Money Market Fund - Class A	$4	0.08%

Fund Statistics

Table Summary
Total Net Assets	$5,787,162,899
# of Portfolio Holdings	37
Management Fees	$2,232,734

What did the Fund invest in?

Summary of Portfolio Holdings (% of net assets)

Table Summary
U.S. Treasury Bills	101.8%
U.S. Treasury Notes	0.9%
Other Assets and Liabilities (Net)	(2.7)%
Net Assets	100.0%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GBAXX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

The Gabelli U.S. Treasury Money Market Fund

- Class A

Semi-Annual Shareholder Report - March 31, 2026

GBAXX-26-SATSR

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

The Gabelli U.S. Treasury Money Market Fund

Semiannual Report — March 31, 2026

(Y)our Portfolio Management Team

Judith A. Raneri Portfolio Manager BS, Iona College	Ronald S. Eaker Portfolio Manager BS, Pennsylvania State University

To Our Shareholders,

The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semiannual and annual shareholder reports in filings with the Securities and Exchange Commission (SEC) on Form N-CSR. This certification would cover the portfolio managers’ commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Portfolio Holdings

On a monthly basis, The Gabelli U.S. Treasury Money Market Fund makes available a complete schedule of portfolio holdings. Shareholders may obtain this information at www.gabelli.com, by calling the Fund at 800-GABELLI (800-422-3554), or on the SEC’s website at www.sec.gov.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2026:

The Gabelli U.S. Treasury Money Market Fund

U.S. Treasury Bills	101.8%
U.S. Treasury Notes	0.9%
Other Assets and Liabilities (Net)	(2.7)%
Net Assets	100.0%

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli U.S. Treasury Money Market Fund

Schedule of Investments — March 31, 2026 (Unaudited)

Principal Amount			Market Value
	U.S. GOVERNMENT OBLIGATIONS — 100.0%
	U.S. Treasury Bills — 99.2%
$5,923,979,000	3.537% to 3.781%†, 04/02/26 to 10/01/26		$5,890,661,650

	U.S. Treasury Notes — 0.8%
50,000,000	0.750% to 3.752%, 05/31/26 to 01/31/28(a)		49,870,337

TOTAL INVESTMENTS (Cost $5,940,531,987)		100.0%	$5,940,531,987

†	Represent range of annualized yields at dates of purchase.
(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2026.

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund

Statement of Net Assets

March 31, 2026 (Unaudited)

Principal Amount	Market Value
U.S. GOVERNMENT OBLIGATIONS — 102.7%
U.S. Treasury Bills — 101.8%
$5,923,979,000	3.537% to 3.781%†,
04/02/26 to 10/01/26	$5,890,661,650

U.S. Treasury Notes — 0.9%
50,000,000	0.750% to 3.752%,
05/31/26 to 01/31/28(a)	49,870,337

TOTAL INVESTMENTS (Cost $5,940,531,987)	102.7%	5,940,531,987

Receivable for Fund shares sold	0.2%	13,559,220
Payable for investments purchased	(2.8)%	(157,809,933)
Payable for Fund shares redeemed	(0.1)%	(7,768,761)
Distributions payable	(0.0)%	(1,490,388)
Payable to Adviser	(0.0)%	(390,027)
Other Assets	0.0%	530,801
Other Assets and Liabilities (Net)	(2.7)%	(153,369,088)
NET ASSETS (applicable to 5,787,037,092 shares outstanding)	100.0%	$5,787,162,899

Net Assets Consist of:
Paid-in capital	$5,787,038,168
Total distributable earnings	124,731
TOTAL NET ASSETS	$5,787,162,899

SHARES OF BENEFICIAL INTEREST, each at $0.001 par value; unlimited number of shares authorized:
Class A:
Net Asset Value, offering, and redemption price per share ($15,366,034 ÷ 15,365,804 shares outstanding)	$1.00
Class C:
Net Asset Value, offering, and redemption price per share ($3,342,800 ÷ 3,343,083 shares outstanding)	$1.00
Class I:
Net Asset Value, offering, and redemption price per share ($5,768,454,065 ÷ 5,768,328,205 shares outstanding)	$1.00

†	Represent range of annualized yields at dates of purchase.
(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2026.

Statement of Operations

For the Six Months Ended March 31, 2026 (Unaudited)

Investment Income:
Interest	$107,420,836
Expenses:
Management fees	2,232,734
Interest expense	72
Total Expenses	2,232,806
Net Investment Income	105,188,030
Net Realized Gain on investments	36,866
Net Increase in Net Assets Resulting from Operations	$105,224,896

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations:
Net investment income	$105,188,030	$241,243,662
Net realized gain/(loss) on investments	36,866	(1,194)
Net Increase in Net Assets Resulting from Operations	105,224,896	241,242,468

Distributions to Shareholders:
Class A	(273,569)	(723,897)
Class C	(54,410)	(106,982)
Class I	(104,860,051)	(240,412,221)
Total Distributions to Shareholders	(105,188,030)	(241,243,100)

Shares of Beneficial Interest Transactions ($1.00 per share):
Proceeds from shares issued
Class A	5,234,820	7,122,566
Class C	1,264,810	3,472,886
Class I	2,568,733,165	5,806,807,188
Total proceeds from shares issued	2,575,232,795	5,817,402,640

Proceeds from reinvestment of distributions
Class A	261,502	708,976
Class C	52,928	105,711
Class I	102,501,234	233,958,505
Total proceeds from reinvestment of distributions	102,815,664	234,773,192

Cost of shares redeemed
Class A	(5,290,024)	(11,390,120)
Class C	(1,206,738)	(2,046,436)
Class I	(2,392,056,097)	(5,804,079,111)
Total cost of shares redeemed	(2,398,552,859)	(5,817,515,667)

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	279,495,600	234,660,165

Net Increase in Net Assets	279,532,466	234,659,533

Net Assets:
Beginning of year	5,507,630,433	5,272,970,900
End of period	$5,787,162,899	$5,507,630,433

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions				Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized Gain (Loss) on Investments		Total from Investment Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Net of Fees Waived, Reimbursed, and Assumed by the Adviser(b)		Operating Expenses Before Fees Waived, Reimbursed, and Assumed by the Adviser
Class A
2026(c)	$1.0000	$0.0188	$0.0002		$0.0190	$(0.0190)	$(0.0190)	$1.0000	1.90%	$15,366	3.77	%(d)	0.08	%(d)	0.08	%(d)
2025	1.0000	0.0437	0.0020		0.0457	(0.0457)	(0.0457)	1.0000	4.44	15,159	4.37		0.08		0.08
2024	1.0000	0.0530	0.0010		0.0540	(0.0540)	(0.0540)	1.0000	5.42	18,718	5.30		0.08		0.08
2023	1.0000	0.0458	0.0000	(e)	0.0458	(0.0458)	(0.0458)	1.0000	4.57	36,858	4.58		0.08		0.08
2022	1.0000	0.0074	(0.0010)		0.0064	(0.0064)	(0.0064)	1.0000	0.61	7,194	0.61		0.07	(f)	0.08
2021	1.0000	0.0001	0.0000	(e)	0.0001	(0.0001)	(0.0001)	1.0000	0.01	6,685	0.01		0.07	(f)	0.08
Class C
2026(c)	$1.0000	$0.0188	$0.0002		$0.0190	$(0.0190)	$(0.0190)	$1.0000	1.90%	$3,343	3.77	%(d)	0.08	%(d)	0.08	%(d)
2025	1.0000	0.0437	0.0020		0.0457	(0.0457)	(0.0457)	1.0000	4.44	3,232	4.37		0.08		0.08
2024	1.0000	0.0530	0.0010		0.0540	(0.0540)	(0.0540)	1.0000	5.42	1,700	5.30		0.08		0.08
2023	1.0000	0.0458	0.0000	(e)	0.0458	(0.0458)	(0.0458)	1.0000	4.57	1,130	4.58		0.08		0.08
2022	1.0000	0.0074	(0.0010)		0.0064	(0.0064)	(0.0064)	1.0000	0.61	1,356	0.61		0.07	(f)	0.08
2021	1.0000	0.0001	0.0000	(e)	0.0001	(0.0001)	(0.0001)	1.0000	0.01	1,667	0.01		0.07	(f)	0.08
Class I
2026(c)	$1.0000	$0.0188	$0.0002		$0.0190	$(0.0190)	$(0.0190)	$1.0000	1.90%	$5,768,454	3.77	%(d)	0.08	%(d)	0.08	%(d)
2025	1.0000	0.0437	0.0020		0.0457	(0.0457)	(0.0457)	1.0000	4.44	5,489,239	4.37		0.08		0.08
2024	1.0000	0.0530	0.0010		0.0540	(0.0540)	(0.0540)	1.0000	5.42	5,252,553	5.30		0.08		0.08
2023	1.0000	0.0458	0.0000	(e)	0.0458	(0.0458)	(0.0458)	1.0000	4.57	4,204,087	4.58		0.08		0.08
2022	1.0000	0.0074	(0.0010)		0.0064	(0.0064)	(0.0064)	1.0000	0.61	2,715,462	0.61		0.07	(f)	0.08
2021	1.0000	0.0001	0.0000	(e)	0.0001	(0.0001)	(0.0001)	1.0000	0.01	1,631,179	0.01		0.07	(f)	0.08

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.
(a)	Net investment income per Class A, Class C, and Class I (formerly Class AAA) Shares before expenses reimbursed by the Adviser for the fiscal years ended September 30, 2022 and 2021 was $0.0061 and $0.0001, respectively. There was no expense reimbursement for the six months ended March 31, 2026 and the fiscal years ended September 30, 2025, 2024, and 2023.
(b)	Effective October 1, 2017, the Adviser has assumed all expenses of operating the Fund except the annual Management Fee of 0.08%.
(c)	For the six months ended March 31, 2026, unaudited.
(d)	Annualized.
(e)	Amount represents less than $0.00005 per share.
(f)	During the fiscal years ended September 30, 2022 and 2021, the Adviser waived management fees of $117,816 and $265,420, respectively, to prevent a negative yield.

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli U.S. Treasury Money Market Fund (the Fund), the sole series of The Gabelli Money Market Funds (the Trust), was organized on May 21, 1992 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is high current income consistent with the preservation of principal and liquidity. The Fund commenced investment operations on October 1, 1992.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Company’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Fund values securities utilizing the amortized cost valuation method which approximates market value and is permitted under Rule 2a-7, as amended, under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

Valuation Inputs	Investments In Securities (Market Value)
Level 2 - Other Significant Observable Inputs*	$5,940,531,987

*	Level 2 holdings consist of U.S. Government Obligations.

In 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations which structurally changed the way that certain money market funds operate. Since the Fund invests only in U.S. Treasury securities, it will continue to transact at a stable $1.00 share price.

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on long term debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable.

Determination of Net Asset Value. In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Distributions to Shareholders. Distributions from investment income (including net short term realized capital gains) are declared daily and paid monthly. Distributions from net long term capital gains, if any, are paid annually. Book/tax differences of distributions are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2025 was as follows:

Distributions paid from:
Ordinary income	$242,775,133
Total distributions paid	$242,775,133

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the accrued amount not paid yet through the fiscal year ended.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. The Fund has a short term capital loss carryforward with no expiration of $1,194.

The following summarizes the tax cost of investments and the related net unrealized depreciation at March 31, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$5,940,540,346	$—	$(8,359)	$(8,359)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2026, the Fund did not incur any income tax, interest, or

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements (Unaudited) (Continued)

penalties. As of March 31, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on April 30, 2026. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2026, there were no borrowings under the line of credit.

4. Shares of Beneficial Interest. The Fund offers three classes of shares - Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares were renamed Class I Shares on February 2, 2024. Class A Shares and Class C Shares are offered only as an exchange option for shareholders holding Class A or Class C Shares of other funds within the Fund complex. Class A Shares and Class C Shares are not available for direct investment by shareholders.

5. Agreements with Affiliated Parties. The Trust has entered into an advisory agreement (the Advisory Agreement) with Gabelli Funds, LLC (the “Adviser”), which provides that the Trust will pay the Adviser fee, computed daily and paid monthly, at the annual rate of 0.08% of the value of the Fund’s average daily net assets. In accordance with the Advisory Agreement, effective October 1, 2017, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays all expenses of operating the Fund (excluding brokerage costs, interest, taxes, and extraordinary expenses).

Trustees not affiliated with the Adviser are paid retainers and per meeting fees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Significant Shareholder. As of March 31, 2026, 28.2% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements (Unaudited) (Continued)

based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

9. Subsequent Events. On April 10, 2026, Bank of New York Mellon became Custodian to the Fund. On April 10, 2026, the Fund became party to an unsecured line of credit with Bank of New York Mellon, which expires on April 9, 2027, and may be renewed annually, of up to $200,000,000 under which the Fund may borrow up to ten percent of its net assets from the bank for temporary borrowing purposes. On April 30, 2026, the Fund terminated the line of credit with State Street Bank & Trust Co., the former Custodian to the Fund. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group, Inc.

Elizabeth C. Bogan
Former Senior Lecturer in
Economics,
Princeton University

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

Robert C. Kolodny
Physician,
Principal of KBS
Management LLC

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Ronald S. Eaker
Vice President

Judith A. Raneri
Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND
DIVIDEND DISBURSING
AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli U.S. Treasury Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB404Q126SR

GABELLI
FUNDS

THE GABELLI U.S. TREASURY MONEY MARKET FUND

Semiannual Report
March 31, 2026

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli U.S. Treasury Money Market Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions				Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized Gain (Loss) on Investments		Total from Investment Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Net of Fees Waived, Reimbursed, and Assumed by the Adviser(b)		Operating Expenses Before Fees Waived, Reimbursed, and Assumed by the Adviser
Class A
2026(c)	$1.0000	$0.0188	$0.0002		$0.0190	$(0.0190)	$(0.0190)	$1.0000	1.90%	$15,366	3.77	%(d)	0.08	%(d)	0.08	%(d)
2025	1.0000	0.0437	0.0020		0.0457	(0.0457)	(0.0457)	1.0000	4.44	15,159	4.37		0.08		0.08
2024	1.0000	0.0530	0.0010		0.0540	(0.0540)	(0.0540)	1.0000	5.42	18,718	5.30		0.08		0.08
2023	1.0000	0.0458	0.0000	(e)	0.0458	(0.0458)	(0.0458)	1.0000	4.57	36,858	4.58		0.08		0.08
2022	1.0000	0.0074	(0.0010)		0.0064	(0.0064)	(0.0064)	1.0000	0.61	7,194	0.61		0.07	(f)	0.08
2021	1.0000	0.0001	0.0000	(e)	0.0001	(0.0001)	(0.0001)	1.0000	0.01	6,685	0.01		0.07	(f)	0.08
Class C
2026(c)	$1.0000	$0.0188	$0.0002		$0.0190	$(0.0190)	$(0.0190)	$1.0000	1.90%	$3,343	3.77	%(d)	0.08	%(d)	0.08	%(d)
2025	1.0000	0.0437	0.0020		0.0457	(0.0457)	(0.0457)	1.0000	4.44	3,232	4.37		0.08		0.08
2024	1.0000	0.0530	0.0010		0.0540	(0.0540)	(0.0540)	1.0000	5.42	1,700	5.30		0.08		0.08
2023	1.0000	0.0458	0.0000	(e)	0.0458	(0.0458)	(0.0458)	1.0000	4.57	1,130	4.58		0.08		0.08
2022	1.0000	0.0074	(0.0010)		0.0064	(0.0064)	(0.0064)	1.0000	0.61	1,356	0.61		0.07	(f)	0.08
2021	1.0000	0.0001	0.0000	(e)	0.0001	(0.0001)	(0.0001)	1.0000	0.01	1,667	0.01		0.07	(f)	0.08
Class I
2026(c)	$1.0000	$0.0188	$0.0002		$0.0190	$(0.0190)	$(0.0190)	$1.0000	1.90%	$5,768,454	3.77	%(d)	0.08	%(d)	0.08	%(d)
2025	1.0000	0.0437	0.0020		0.0457	(0.0457)	(0.0457)	1.0000	4.44	5,489,239	4.37		0.08		0.08
2024	1.0000	0.0530	0.0010		0.0540	(0.0540)	(0.0540)	1.0000	5.42	5,252,553	5.30		0.08		0.08
2023	1.0000	0.0458	0.0000	(e)	0.0458	(0.0458)	(0.0458)	1.0000	4.57	4,204,087	4.58		0.08		0.08
2022	1.0000	0.0074	(0.0010)		0.0064	(0.0064)	(0.0064)	1.0000	0.61	2,715,462	0.61		0.07	(f)	0.08
2021	1.0000	0.0001	0.0000	(e)	0.0001	(0.0001)	(0.0001)	1.0000	0.01	1,631,179	0.01		0.07	(f)	0.08

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.
(a)	Net investment income per Class A, Class C, and Class I (formerly Class AAA) Shares before expenses reimbursed by the Adviser for the fiscal years ended September 30, 2022 and 2021 was $0.0061 and $0.0001, respectively. There was no expense reimbursement for the six months ended March 31, 2026 and the fiscal years ended September 30, 2025, 2024, and 2023.
(b)	Effective October 1, 2017, the Adviser has assumed all expenses of operating the Fund except the annual Management Fee of 0.08%.
(c)	For the six months ended March 31, 2026, unaudited.
(d)	Annualized.
(e)	Amount represents less than $0.00005 per share.
(f)	During the fiscal years ended September 30, 2022 and 2021, the Adviser waived management fees of $117,816 and $265,420, respectively, to prevent a negative yield.

See accompanying notes to financial statements.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

Elizabeth C. Bogan	$2,500
Vincent D. Enright	$4,500
Robert C. Kolodny	$2,500
Anthonie C. van Ekris	$2,500

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Money Market Funds

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 8, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 8, 2026

*	Print the name and title of each signing officer under his or her signature.